Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Debt and Lease Liabilities
Schedule of outstanding Debt, Lease Liabilities and Other Notes Payable

				2021						2020

	Effective	Interest				Finance		Principal, net		Principal, net
	Interest Rate	Payable		Principal		Costs		of finance cost		of finance cost
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	7.60%	Ps.	230,916	Ps.	12,301,860	Ps.	(124,505)	Ps.	12,177,355	Ps.	12,031,444
4.625% Senior Notes due 2026 (1)	5.03%		142,240		6,150,930		(19,457)		6,131,473		6,098,764
8.50% Senior Notes due 2032 (1)	9.00%		159,753		6,150,930		(18,104)		6,132,826		6,120,358
6.625% Senior Notes due 2040 (1)	7.05%		443,721		12,301,860		(114,115)		12,187,745		12,280,831
5% Senior Notes due 2045 (1)	5.39%		148,078		20,503,100		(396,054)		20,107,046		19,680,412
6.125% Senior Notes due 2046 (1)	6.47%		565,117		18,452,790		(114,497)		18,338,293		18,384,939
5.25% Senior Notes due 2049 (1)	5.59%		80,731		15,377,325		(283,857)		15,093,468		14,746,315
Total U.S. dollar debt			1,770,556		91,238,795		(1,070,589)		90,168,206		89,343,063

Mexican peso debt:
8.79% Notes due 2027 (2)	8.84%		96,690		4,500,000		(13,762)		4,486,238		4,579,469
8.49% Senior Notes due 2037 (1)	8.94%		31,838		4,500,000		(11,178)		4,488,822		4,519,935
7.25% Senior Notes due 2043 (1)	7.92%		58,906		6,500,000		(50,723)		6,449,277		6,512,360
Bank loans (3)	6.64%		57,370		16,000,000		(60,517)		15,939,483		15,918,322
Bank loans (Sky) (4)	6.48%		19,217		3,650,000		—		3,650,000		2,762,371
Bank loans (TVI) (5)	6.14%		—		610,404		(288)		610,116		852,107
Total Mexican peso debt			264,021		35,760,404		(136,468)		35,623,936		35,144,564
Total debt (6)			2,034,577		126,999,199		(1,207,057)		125,792,142		124,487,627
Less: Current portion of long-term debt			2,034,577		4,110,404		(3,972)		4,106,432		2,551,647
Long-term debt, net of current portion		Ps.	—	Ps.	122,888,795	Ps.	(1,203,085)	Ps.	121,685,710	Ps.	121,935,980

									2021		2020
Lease liabilities:
Satellite transponder lease liabilities (7)								Ps.	3,457,524	Ps.	3,818,559
Other lease liabilities (8)									689,483		728,500
Lease liabilities recognized beginning on January 1, 2019 (8)									5,533,552		4,745,292
Total lease liabilities									9,680,559		9,292,351
Less: Current portion									1,478,382		1,277,754
Lease liabilities, net of current portion								Ps.	8,202,177	Ps.	8,014,597

(1)	The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$4,450 million and Ps.11,000,000, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046 and 2049, including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%, 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, 99.677% and 98.588%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The agreement of these Senior Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (“Comisión Nacional Bancaria y de Valores” or “CNBV”).
(2)	In 2017, the Company issued Notes (“Certificados Bursátiles”) due 2027, through the BMV in the aggregate principal amount of Ps.4,500,000, interest rate on the Notes due 2027 is 8.79% per annum and is payable semi-annually. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The agreement of the Notes contains covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, and engaged in the Group’s Content segment, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations and similar transactions.
(3)	In 2017, the Company entered into long-term credit agreements with three Mexican banks, in the aggregate principal amount of Ps.6,000,000, with an annual interest rate payable on a monthly basis of 28-day TIIE plus a range between 125 and 130 basis points , and principal maturities between 2022 and 2023. Under the terms of these loan agreements, the Company is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with the restrictive covenant on certain spin-offs, mergers and similar transactions. In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000. The funds from this loan were used for general corporate purposes, including the refinancing of the Company’s indebtedness. This loan bears interest at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group’s net leverage ratio. The credit agreement of this loan requires the maintenance of financial ratios related to indebtedness and interest expense.
(4)	In March 2016, Sky entered into long-term credit agreements with two Mexican banks in the aggregate principal amount of Ps.5,500,000, with maturities between 2021 and 2023, and interest payable on a monthly basis with an annual interest rate in the range of 7.0% and 7.13%. In July 2020, Sky prepaid a portion of these loans in the aggregate cash amount of Ps.2,818,091, which included principal amount prepayment of Ps.2,750,000, and related accrued interest and transaction costs in the amount of Ps.68,091. In December 2021, Sky prepaid a portion of these loans in the aggregate cash amount of Ps.1,750,365, which included principal amount prepayment of Ps.1,750,000, and related accrued interest in the amount of Ps.365. In December 2021, Sky entered into long-term credit agreement with a Mexican Bank in the aggregate principal amount of Ps.2,650,000, with maturity in December 2026, which included a Ps.1,325,000 loan with an annual interest rate of 8.215% and a Ps.1,325,000 loan with an annual interest rate payable on a monthly basis of 28-day TIIE plus 90 basis points. The funds from these loans will be used for general corporate purposes, including the prepayment of Sky´s indebtedness. Under the terms of these credit agreements, Sky is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with a restrictive covenant on spin-offs, mergers and similar transactions.
(5)	In 2021 and 2020, included outstanding balances in the aggregate principal amount of Ps.610,404 and Ps. 852,893, respectively, in connection with credit agreements entered into by TVI with Mexican banks, with maturities between 2020 and 2022, bearing interest at an annual rate of TIIE plus a range between 100 and 125 basis points, which is payable on a monthly basis. This TVI long-term indebtedness is guaranteed by the Company. Under the terms of these credit agreements, TVI is required to comply with certain restrictive covenants and financial coverage ratios.
(6)	Principal amount of total debt as of December 31, 2020, is presented net of unamortized finance costs in the aggregate amount of Ps.1,324,307.
(7)	Under a capital lease agreement entered into with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) in March 2010, Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee through 2027 of U.S.$3.0 million for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of: (a) the end of 15 years or; (b) the date IS-21 is taken out of service (see Note 12).
(8)	Lease liabilities recognized beginning on January 1, 2019, under IFRS 16, in the aggregate amount of Ps.5,533,552 and Ps.4,745,292, as of December 31, 2021 and 2020, respectively. These lease liabilities have terms which expired at various dates between 2021 and 2051. Lease liabilities also includes Ps.689,483 and Ps.728,500, as of December 31, 2021 and 2020, respectively, in connection with a lease agreement entered into by a subsidiary of the Company and GTAC for the right to use certain capacity of a telecommunications network through 2030 (see Note 20).

Schedule of outstanding principal amounts of hedged items

	December 31, 2021				December 31, 2020
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. dollars		Mexican pesos		U.S. dollars		Mexican pesos
Investment in shares of UH II (UHI, until May 18, 2021) (net investment hedge)	U.S.$	1,254.5	Ps.	25,721,539	U.S.$	1,074.0	Ps.	21,424,180
Open-Ended Fund (foreign currency fair value hedge)		46.1		945,176		56.9		1,135,803
Total	U.S.$	1,300.6	Ps.	26,666,715	U.S.$	1,130.9	Ps.	22,559,983

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from	Year Ended		Year Ended
Senior Notes Designated as Hedging Instruments	December 31, 2021		December 31, 2020
Recognized in:
Comprehensive loss	Ps.	(604,856)	Ps.	(7,343,244)
Total foreign exchange loss derived from hedging Senior Notes	Ps.	(604,856)	Ps.	(7,343,244)
Offset against:
Foreign currency translation gain derived from the hedged net investment in shares of UH II and UHI	Ps.	505,183	Ps.	1,360,735
Foreign exchange gain derived from hedged warrants issued by UHI		—		5,511,412
Foreign exchange gain derived from the hedged Open-Ended Fund		99,673		471,097
Total foreign currency translation and foreign exchange gain derived from hedged assets	Ps.	604,856	Ps.	7,343,244

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2021, are as follows:

			Unamortized
	Nominal		Finance Costs
2022	Ps.	4,110,404	Ps.	(3,972)
2023		3,500,000		(3,387)
2024		10,000,000		(53,446)
2025		12,301,860		(124,505)
2026		8,800,930		(19,457)
Thereafter		88,286,005		(1,002,290)
	Ps.	126,999,199	Ps.	(1,207,057)

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2021, are as follows:

2022	Ps.	2,137,430
2023		1,813,378
2024		1,791,929
2025		1,690,478
2026		1,563,340
Thereafter		4,176,363
		13,172,918
Less: Amount representing interest		(3,492,359)
	Ps.	9,680,559

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2021		New Debt		Payments		and Leases		Income		Interest		December 31, 2021
Debt	Ps.	123,877,278	Ps.	2,650,000	Ps.	(1,992,489)	Ps.	—	Ps.	2,464,410	Ps.	—	Ps.	126,999,199
Satellite transponder lease liabilities		3,818,559		—		(460,210)		—		99,175		—		3,457,524
Other lease liabilities		728,500		115,943		(186,317)		—		—		31,357		689,483
Lease liabilities		4,745,292		—		(1,082,226)		1,424,507		—		445,979		5,533,552
Total debt and lease liabilities	Ps.	133,169,629	Ps.	2,765,943	Ps.	(3,721,242)	Ps.	1,424,507	Ps.	2,563,585	Ps.	477,336	Ps.	136,679,758

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of						New Debt		Exchange				Balance as of
	January 1, 2020		New Debt		Payments		and Leases		Income		Interest		December 31, 2020
Debt	Ps.	122,378,292	Ps.	14,770,694	Ps.	(18,013,183)	Ps.	—	Ps.	4,741,475	Ps.	—	Ps.	123,877,278
Satellite transponder lease liabilities		4,014,567		—		(456,465)		—		260,457		—		3,818,559
Other lease liabilities		707,248		—		(211,812)		195,308		—		37,756		728,500
Lease liabilities		4,641,705		—		(953,771)		540,477		20,102		496,779		4,745,292
Total debt and lease liabilities	Ps.	131,741,812	Ps.	14,770,694	Ps.	(19,635,231)	Ps.	735,785	Ps.	5,022,034	Ps.	534,535	Ps.	133,169,629